CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Premiums earned, net (Net of ceded premiums of $120 and $126 for the three months ended September 30, 2021 and 2020, respectively; net of ceded premiums of $370 and $383 for the nine months ended September 30, 2021 and 2020, respectively)	$ 203,657	$ 167,075	$ 598,390	$ 501,100	$ 665,698	$ 456,926
Direct Contracting revenue	222,647	0	439,020	0
Other income	859	1,994	2,550	5,555	4,214	801
Total revenues	427,163	169,069	1,039,960	506,655	672,888	462,266
Expenses:
Net medical claims incurred	436,422	144,846	1,109,375	410,540	590,468	450,645
Salaries and benefits	73,364	16,628	201,555	57,339	71,256	91,626
General and administrative expenses	45,749	29,847	129,983	79,798	120,444	94,757
Premium deficiency reserve expense (benefit)	20,761	(772)	48,661	(16,357)	(17,128)	7,523
Depreciation and amortization	120	138	398	413	555	551
Other expense	0	0	191	0	0	363
Total expenses	576,416	190,687	1,490,163	531,733	765,595	645,465
Loss from operations	(149,253)	(21,618)	(450,203)	(25,078)	(92,707)	(183,199)
Change in fair value of warrants expense	(115,152)	20,029	(66,146)	31,903	80,328	2,909
Interest expense	413	9,268	2,817	25,560	35,990	23,155
Amortization of notes and securities discounts	13	4,408	13,681	14,935
(Gain) loss on derivative	0	(68,081)	0	(87,475)	(93,751)	138,561
Net loss	$ (34,527)	$ 12,758	$ (400,555)	$ (10,001)	$ (136,392)	$ (363,737)
Per share data:
Net (loss) income per share attributable to common stockholders - basic (in dollars per share)	$ (0.08)	$ 0.06	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)
Net (loss) income per share attributable to common stockholders - diluted (in dollars per share)	$ (0.08)	$ 0.02	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)
Weighted average number of common shares outstanding
Basic weighted average number of common shares and common shares equivalents outstanding (in shares)	414,572,706	88,863,244	410,417,493	88,616,116	88,691,582	87,829,419
Diluted weighted average number of common shares and common shares equivalents outstanding (in shares)	414,572,706	248,133,335	410,417,493	88,616,116	88,691,582	87,829,419
Unrealized (loss) gain on available-for-sale investments	$ (197)	$ (611)	$ (620)	$ 718	$ (36)	$ 46
Comprehensive loss	$ (34,724)	$ 12,147	$ (401,175)	$ (9,283)	$ (136,428)	$ (363,691)